Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment (audited) (Details) - Portfolios with management adjustments over threshold [member] - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Loans and advances [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ 1,388	£ 340
Proportion of total impairment allowances	14.80%	5.10%
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ (131)	£ (57)
Proportion of total impairment allowances	24.30%	13.20%
Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ (1,234)	£ (308)
Proportion of total impairment allowances	20.30%	6.20%
Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ (23)	£ 25
Proportion of total impairment allowances	0.80%	(2.10%)